Segment Disclosure	12 Months Ended
Dec. 31, 2020
Operating Segments [Abstract]
Segment Disclosure	Segment Disclosure
The chief operating decision-maker organizes and manages the business under a single operating segment, consisting of acquiring and managing precious metal and other royalty, stream and other interests. All of the Company’s assets and revenues are attributable to this single operating segment.
Geographic revenues
Geographic revenues from the sale of metals received or acquired from in-kind royalties, streams and other interests are determined by the location of the mining operations giving rise to the royalty or stream interests.
For the years ended and December 31, 2020 and 2019, royalty, stream and other interest revenues were earned from the following jurisdictions and type of underlying agreement:

	Revenue for the year ended December 31, 2020
	Gold Streams	Silver Streams	Royalties	Gold Prepay Loan	Total
	$	$	$	$	$	%

North America	—	5,083	208	11,689	16,980	63%
South America	—	—	1,178	—	1,178	4%
Africa	7,454	—	—	—	7,454	28%
Australia	—	1,154	—	—	1,154	4%
	7,454	6,237	1,386	11,689	26,766	100%

	Revenue for the year ended December 31, 2019
	Silver Streams	Gold Prepay Loan	Total
	$	$	$	%

North America	3,250	14,015	17,265	99%
Australia	112	—	112	1%
	3,362	14,015	17,377	100%
Geographic net assets
The following table summarizes the royalty, stream and other interests, as at December 31, 2020 and December 31, 2019, based on the jurisdictions of the mining properties and type of underlying agreement:

	As at December 31, 2020
	Gold Streams	Silver Streams	Royalties	Total
	$	$		$	%

North America	—	10,427	53,706	64,133	31%
South America	—	—	57,264	57,264	28%
Africa	67,928	—	—	67,928	33%
Australia	—	18,598	—	18,598	9%
	67,928	29,025	110,970	207,923	100%

	As at December 31, 2019
	Gold Streams	Silver Streams	Total
	$	$	$	%

North America	—	13,008	13,008	19%
Africa	37,000	—	37,000	54%
Australia	—	18,965	18,965	27%
	37,000	31,973	68,973	100%